CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Debt Disclosure [Abstract]
CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS

5. CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS

Series A Convertible Promissory Notes:

During the year ended March 31, 2021, the Company issued $11,275,500 (face value) in two series of convertible promissory notes (the “Series A Notes”) sold under subscription agreements to accredited investors. The Notes mature one year from the final closing date of the offering and accrue interest at 12% per annum.

For the first series of Series A Notes, commencing six months following the Issuance Date, and at any time thereafter (provided the Holder has not received notice of the Company’s intent to prepay the note), at the sole election of the Holder, any amount of the outstanding principal and accrued interest of this note (the “Outstanding Balance”) could be converted into that number of shares of Common Stock equal to: (i) the Outstanding Balance divided by (ii) 75% of the volume weighted average price of the Common Stock for the 5 trading days prior to the Conversion Date (the conversion price).

For the first series of Series A Notes, the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest.

BIOTRICITY INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

For the second series of Series A Notes, the notes could be converted into shares of common stock, at the option of the holder, commencing six months from issuance, at a conversion price equal to the lower of $24.00 per share or 75% of the volume weighted average price of the common stock for the five trading days prior to the conversion date.

For the second series of Series A Notes, the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to the lower of $24.00 per share or 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion, redeem the notes for 115% of their face value plus accrued interest.

The Company was obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage. The warrants have a 3-year term from date of issuance and an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing.

The Company was obligated to pay the placement agent of the first series of Series A Notes a 12% cash fee for $8,925,500 (face value) of the notes and 2.5% cash fee and other sundry expenses for the remaining $2,350,000 (face value) of the notes.

The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 12% of funds raised for $8,925,550 (face value) of the notes (first series) and 2.5% of funds raised for the remaining $2,350,000 (face value) of notes (second series), with an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing. On final closing, which occurred on January 8, 2021, the warrants’ exercise price was struck at $6.36 per share.

Prior to January 8, 2021 (final closing date), the Company determined that the conversion and redemption features contained in those Notes represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liabilities associated with the embedded conversion and redemption features.

For the Series A Notes, The Company recognized debt issuance costs in the amount of $2,301,854 and treated these as a deduction from the convertible note liabilities directly, as a contra-liability, and amortized the debt issuance cost over the term of the Notes. The Company also recognized initial debt discount in the amount of $8,088,003 and accreted the interest over the remaining lives of those Notes. The debt issuance costs were fully amortized by March 31, 2022.

On December 30, 2022, the Company exchanged $500,000 of Series A Notes along with its outstanding interest accrual of $121,500 into a new convertible note with the same note holder. The new convertible note has principal of $621,500, stated interest rate of 12% per annum, as well as option to convert outstanding principal and accrued interest at the conversion price, calculated at 75% multiplied by the average of the three lowest closing prices during the previous ten trading days prior to the receipt of the conversion notice. The new convertible note matured on December 30, 2023.

During the three and nine months ended December 31, 2023, the Company recognized discount amortization of $17,102 and $49,393, respectively, as accretion and amortization expense. As of December 31, 2023, the discount on Series A convertible notes was fully amortized. During three and nine months ended December 31, 2022, the Company recognized Nil discount amortization as the relevant discounts were fully amortized.

As of December 31, 2023, the Company recorded $149,184 of interest accruals for the Series A Notes.

BIOTRICITY INC.
NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

Series B Convertible Notes

During the year ended March 31, 2021, the Company also issued $1,312,500 (face value) of convertible promissory notes (“Series B Notes”) to various accredited investors.

Commencing six months following the issuance date, and at any time thereafter, subject to the Company’s Conversion Buyout clause, at the sole election of the holder, any amount of the outstanding principal and accrued interest of the note (the “outstanding balance”) could be converted into that number of shares of Common Stock equal to: (i) the outstanding balance divided by (ii) the Conversion Price. Partial conversions of the note shall have the effect of lowering the outstanding principal amount of the note. The holder may exercise such conversion right by providing written notice to the Company of such exercise in a form reasonably acceptable to the Company (a “conversion notice”). Conversion price means (subject in all cases to proportionate adjustment for stock splits, stock dividends, and similar transactions), seventy-five percent (75%) multiplied by the average of the three (3) lowest closing prices during the previous ten (10) trading days prior to the receipt of the conversion notice.

The Series B Notes will automatically convert into common stock upon a merger, consolidation, exchange of shares, recapitalization, reorganization, as a result of which the Company’s common stock shall be changed into another class or classes of stock of the Company or another entity, or in the case of the sale of all or substantially all of the assets of the Company other than a complete liquidation of the Company. Within the first 180 days after the issuance date, the Company may, at its discretion, redeem the notes for 115% of their face value plus accrued interest. The Company is obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage. The warrants have a 3-year term from date of issuance and an exercise price that is $6.36 per share for 100,000 warrant shares and $9.0 per share for 35,417 warrant shares.

Net proceeds to the Company from convertible note issuances to March 31, 2021 amounted to $1,240,000 after the original issuance discount as well as payment of the financing related fees. The Company determined that the conversion and redemption features contained in the Series B Notes represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liability associated with the embedded conversion and redemption features.

The Company recognized debt issuance costs in the amount of $10,000 and treated these as a deduction from the convertible note liabilities directly, as a contra-liability, and amortized the debt issuance cost over the term of the Series B Notes. The Company recognized initial debt discount in the amount of $1,312,500 and accreted the interest over the remaining lives of those notes. The debt issuance costs were fully amortized by March 31, 2022.

As of December 31, 2023, the Company recorded accrued interest in the amount of $88,263 related to the Series B Notes.

During the three and nine months ended December 31, 2023, the Company redeemed $16,667 and $119,043 of Series B Notes, through a cash payment of $20,000 and $142,851, respectively. A gain on redemption of $2,149 and $15,281 was recognized as a result of this redemption, representing the difference between the cash payment and the face value of Series B Notes redeemed net of the related derivative liabilities ($5,482 and $39,089 for the three and nine months ended December 31, 2023, respectively).

In total, as at December 31, 2023, the Company had $200,000 and $38,677 for Series A Notes and Series B Notes remaining outstanding beyond their contractual maturity date. These continued to accrue interest, and no repayment demand notification was received from noteholders, notwithstanding the fact that these noteholders have continued to convert portions of these notes subsequently; and it is management’s expectation that all of these notes will eventually convert. In connection with the foregoing, the Company relied upon the exemption from registration provided by Section 4(a)(2) under the Securities Act of 1933, as amended, for transactions not involving a public offering.

BIOTRICITY INC.
NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

Series C Convertible Notes

During the three months ended June 30, 2023, the Company issued $1,017,700 (face value) in convertible promissory notes (the “Series C Notes”), in addition to $590,000 (face value) of such convertible promissory notes issued during the three months ended March 31, 2023

During the three months ended September 30, 2023, the Company issued additional Series C Notes in the amount of $205,000 (face value), which are convertible promissory notes sold under subscription agreements to accredited investors. The Notes mature one year from the final closing date of the offering and accrue interest at 15% per annum.

In total, $1,812,700 (face value) of Series C Notes were issued up to December 31, 2023.

The Series C Notes were sold under subscription agreements to accredited investors. The Notes mature one year from the final closing date of the offering and accrue interest at 15% per annum.

For Series C Notes, commencing six months following the Issuance Date, and at any time thereafter, at the sole election of the Holder, any amount of the outstanding principal and accrued interest of this note (the “Conversion Amount”) could be converted into that number of shares of Common Stock equal to: the Conversion Amount divided by the “Optional Conversion Price”, which is defined as lower of (i) seventy-five percent (75%) of the VWAP for the five (5) Trading Days prior to the Conversion Date, or (ii) eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing.

For Series C Notes, “Mandatory Conversion” of the notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive Trading Days (the “Measurement Period”) (A) the closing price of the Common Stock on the applicable Trading Market is at least $18.00 per share and (B) the dollar value of average daily trades of the Common Stock on the applicable Trading Market is at least $400,000 per Trading Day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the Common Stock on the applicable National Exchange on each of the ten (10) consecutive Trading Days following such closing is at least $400,000 per Trading Day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing.

The Company was obligated to issue warrants that accompany the convertible notes and provide 100% warrant coverage. The warrants have a 4-year term from date of issuance and an exercise price that is 200% of the 5-day volume weighted average price of the Company’s common shares at the time of final closing.

The Company was obligated to pay the placement agent of the first series of Series C Notes a 10% cash fee for the face value of the notes.

The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 8% of face value of the notes, with an exercise price that equals to the 5-day volume weighted average price of the Company’s common shares at the time final closing.

Net proceeds to the Company from Series C Notes issuance during the nine months ended December 31, 2023 amounted to $1,100,430 after payment of the relevant financing related fees.

BIOTRICITY INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

Prior to the final closing date (October 23, 2023), the Company determined that the conversion features contained in those Note, as well as the obligations to issue investor warrants and placement agent warrants represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liabilities associated with the embedded conversion features, as well as the obligations related to investor warrant and placement agent warrant issuance. Subsequently, the exercise price of all warrants was concluded and locked to $4.18 and $2.09, respectively, for the note holder and placement agent warrants, as of the final closing date October 23, 2023. Since the exercise price was no longer a variable, the Company concluded that the noteholder and placement agent warrants should no longer be accounted for as a derivative liability in accordance with ASC 815 guidelines related to equity indexation and classification. The derivative liabilities related to those warrants were therefore marked to market as of October 23, 2023 and then transferred to equity (collectively, “End of warrants derivative treatment”).

For the Series C Notes, the Company recognized debt issuance costs of $Nil and $207,361 during the three and nine months ended December 31, 2023 and treated these as debt discounts. The Company also recognized additional debt discount in the amount of $Nil and $1,005,829 in connection with the recognition of derivative liabilities for the conversion features, investor warrants and placement agent warrants. The debt discounts are recorded as a contra liability against the convertible note and are amortized and recognized as accretion expenses using the effective interest method over the remaining lives of the Notes. Since total debt discount amount cannot exceed total gross proceeds upon issuance, the Company recognized accretion expenses up front of $Nil and $134,013 during the three and nine months ended December 31, 2023.

During the three and nine months ended December 31, 2023, the Company recognized discount amortization of $139,568 and $320,434, respectively, on Series C Notes as accretion and amortization expense. As of December 31, 2023, the remaining unamortized discount on Series C convertible notes was $ 1,471,345.

As of December 31, 2023, the Company recorded accrued interest in the amount of $184,911 related to the Series C Notes.

Convertible Preferred Notes

The Company entered into a convertible preferred note financing on September 25, 2023 and issued a convertible note (“Preferred Note”) for a principal amount of $1.0 million. The Preferred Note matures on the eighteen (18) month anniversary of the issuance date, or if there be more than one closing pursuant to a qualified offering as defined in the financing agreement, the eighteen (18) month anniversary of the last closing date of the offering (the “Maturity Date”). The Preferred Note bears interest at a fixed rate of 12% which is payable in cash monthly.

The Company also entered into a convertible preferred note financing on October 25, 2023 and issued a convertible note (“Preferred Note”) for a principal amount of $250,000. The Preferred Note matures on the eighteen (18) month anniversary of the issuance date, or if there be more than one closing pursuant to a qualified offering as defined in the financing agreement, the eighteen (18) month anniversary of the last closing date of the offering (the “Maturity Date”). The Preferred Note bears interest at a fixed rate of 12% which is payable in cash monthly.

The conversion of the Preferred Notes is automatic upon a Qualified Financing which is in the control of the Company, or at maturity of the notes, upon mutual agreement by the noteholder and the Company. Since the conversion is not in control of the holder of the note, the Company did not recognize a derivative liability in connection with the conversion option of the Other Convertible Notes.

The Company may prepay the Preferred Note in whole or in part, after providing fifteen (15) days written notice to the holder, either in cash or by the mutually consented conversion of the Preferred Note and any accrued interest thereon at a 15% discount to the stock’s 10-day VWAP.

As of December 31, 2023, the Company recorded accrued interest in the amount of $36,460 related to the Preferred Notes.

Other Convertible Preferred Notes

On January 23, 2023, the Company issued $2,000,000 (face value) in convertible preferred notes (“the Notes”) to an accredited investor. The Notes mature 18 months from the issuance date. This note bears interest rate at a fixed rate of 10% in the form of stock with a striker price equal to the closing stock price on the note issuance date. Therefore, the Company issued 45,045 units of common stock in lieu of interest on this convertible note. These stocks were valued at $221,621 and was recognized as a deferred cost on the convertible note, recorded as a contra liability against the convertible note, and was amortized and recognized as accretion expense using the effective interest rate method over the remaining lives of the Notes.

The conversion of the Notes is automatic upon a Qualified Financing which is in the control of the Company, or at maturity of the notes, upon mutual agreement by the noteholder and the Company. Since the conversion is not in control of the holder of the note, the Company did not recognize a derivative liability in connection with the conversion option of the Notes.

During the three and nine months ended December 31, 2023, the Company recognized discount amortization of $55,861 and $166,975, respectively, for the Notes, as part of the accretion and amortization expenses. As of December 31, 2023, the remaining unamortized discount on Notes was $19,428.

Other Short-Term Loans, Promissory Notes and Financing Facilities

In December 2022, the Company entered into a short-term bridge loan agreement with a collateralized merchant finance company that advanced gross proceeds of $400,000, prior to the deduction of issuance costs in the amount of $9,999. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of the finance agreement is 40 weeks. The Company is required to make weekly payments of $13,995 ($560,000 in the aggregate). As of December 31, 2023, the principal was fully repaid and discount for this loan was fully amortized. The discount amortization during the three and nine months ended December 31, 2023 was nil and $6,142, respectively, and was recognized as part of the accretion and amortization expenses. In addition, the Company recognized $Nil and $66,213 accretion expenses, during the three and nine months ended December 31, 2023, related to the increase in present value of the loan over its term.

In December 2022, the Company also entered into a short-term collateralized bridge loan agreement with a finance company that advanced gross proceeds of $800,000, prior to the deduction of issuance costs in the amount of $32,000. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of this second agreement is 40 weeks. The Company is required to make weekly payments of $29,556 ($13,999 for the first four weeks, and $1,120,000 in the aggregate). As of December 31, 2023, the principal was fully repaid and discount for this loan was fully amortized. The discount amortization during the three and nine months ended December 31, 2023 was $800 and $11,200, respectively, which was recognized as part of the accretion and amortization expenses. In addition, the Company recognized $481 and $150,760 accretion expenses, during the three and nine months ended December 31, 2023, related to the increase in present value of the loan over its term.

BIOTRICITY INC.
NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

In December 2022, the Company entered into a promissory note agreement with an individual investor that resulted in gross proceeds of $600,000 (the “Principal Amount”). The note has a fixed rate of interest at 25% per annum payable monthly on the first day of every month. This promissory note matured on December 15, 2023, when the Principal Amount became due. The note has various default provisions which would, if triggered, result in the acceleration of the Principal Amount plus any accrued and unpaid interest. The note also has a 3% early payment penalty provision. As of December 31, 2023, the amount of principal outstanding on the note was $600,000, and accrued interest outstanding on the note was $12,825. The note continues to accrue interest, and no repayment demand notification was received from noteholder.

On December 30, 2022, the Company extinguished 51,101 warrants that were originally issued to Series A Convertible Noteholders and replaced these warrants with a new promissory note issued to the same warrant holder. The new promissory note has principal balance of $270,000, stated interest of zero, and maturity date of December 31, 2023. The fair value of this new promissory note was $248,479 as of the issuance date, which was calculated using a discount rate that was comparable to other loan issuance at the same time as well as the market bond rates at the time of the promissory note issuance. The difference between the fair value of the new note and its principal balance was $21,521, and was recognized as a discount, and amortized via effective interest rate method. The Company compared the fair value of the extinguished warrants immediately prior to extinguishment against the fair value of the new promissory note issued. As of December 31, 2023, the obligation to repay the principal balance was waived and amount of principal outstanding on the note was $270,000, and the remaining unamortized discount was $Nil. During the three and nine months ended December 31, 2023, the Company recognized $Nil and $7,304, respectively, amortization of discount on this promissory note as accretion and amortization expenses.

On March 29, 2023, the Company entered into an additional collateralized bridge loan agreement with a finance company that advanced gross proceeds of $300,000, prior to the deduction of issuance costs in the amount of $12,000. The issuance costs were recognized as a debt discount and would be amortized via the effective interest method. The term of this agreement is 40 weeks. The Company is required to make weekly payments of $5,250 for the first four weeks, and $11,083 for the remaining 36 weeks, which is $420,000 in aggregate. On July 18, 2023, the Company entered into an amendment with the finance company and increased total proceeds borrowed to $700,000. The proceeds from the amended loan balance were netted against previously outstanding balance of the loan, along with an issuance cost in the amount of $28,000. The term of this new loan agreement is 40 weeks. The Company is required to make weekly payments of $24,500, which is $980,000 in aggregate. The Company accounted for this amendment as a debt extinguishment and recognized a loss on the amendment of $59,161 in other expenses. The issuance costs on the amended loan were recognized as a debt discount and would be amortized via the effective interest method. As of December 31, 2023, the amount of principal outstanding under this amended agreement was $357,445 and the remaining unamortized issuance cost discount was $11,900. During the three and nine months ended December 31, 2023, the Company recognized $9,100 and $16,100, respectively, of amortization of discount as accretion and amortization expenses. In addition, the Company recognized $108,245 and $300,651 accretion expenses, during the three and nine months ended December 31, 2023, related to the increase in present value of the loan over its term.

In June 2023, the Company entered into a secured revolving account purchase credit and inventory financing facility (the “Revolving Facility”) with a revolving loan lender, pursuant to which the lender may from time to time purchase certain discrete account receivables from the Company (with full recourse) or may make loans and provide other financial accommodations, the payment of which are guaranteed and secured by certain assets of the Company. In assigning the selling accounts receivables to the revolving loan lender, the Company is receiving 85% of their value as an advance of its regular collection of those receivables, limited to $1.2 million in financing, and expects to receive the remaining balance as part of normal collection activities. The inventory financing provided by this facility was limited to the lower of $0.3 million, or a 40% maximum of inventory balances. The Revolving Facility was accounted for as a secured borrowing. As of December 31, 2023, the Company had drawn $891,111 in accounts receivable financing and $300,000 in inventory financing with aggregate principal outstanding of $1,191,111.

On July 13, 2023, the Company entered into another short-term bridge loan agreement with a collateralized merchant finance company that advanced gross proceeds of $400,000, prior to the deduction of issuance costs in the amount of $24,000. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of the finance agreement is 14 weeks. The Company is required to make weekly payments of $38,705 ($540,000 in the aggregate). As of December 31, 2023, the principal was fully repaid and discount for this loan was fully amortized. The discount amortization during the three and nine months ended December 31, 2023 was $5,143 and $24,000 respectively and was recognized as part of the accretion and amortization expenses. In addition, the Company recognized $10,949 and $141,870 accretion expenses during the three and nine months ended December 31, 2023, related to the increase in present value of the loan over its term.

On August 11, 2023, the Company issued two short term promissory notes (“August 2023 Notes”), each for a principal amount of $250,000, to one investor for aggregate gross proceeds of $500,000. The August 2023 Notes do not accrue formal interest, but do contain administrative fees in the aggregate of $75,000. One of the notes matures three months from the issuance date upon which the principal amount of $250,000 and an administrative fee of $25,000 is due. The second note matures six months from the issuance date upon which the principal amount of $250,000 and an administrative fee of $50,000 is due. The administrative fees were accrued as interest expenses for the period of the loans outstanding. As of December 31, 2023, the amount of principal outstanding on the note was $500,000, and accrued interest outstanding on the note was $62,500.

On December 8, 2023, the Company entered into a short-term bridge loan agreement with a collateralized merchant finance company that advanced gross proceeds of $630,000, prior to the deduction of issuance costs in the amount of $15,750. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of the finance agreement is 44 weeks. The Company is required to make weekly payments of $19,195 ($844,200 in the aggregate). As of December 31, 2023, the amount of principal outstanding under this amended agreement was $598,014 and the remaining unamortized issuance cost discount was $14,676. During the three and nine months ended December 31, 2023, the Company recognized $1,074 and $1,074, respectively, of amortization of discount as accretion and amortization expenses. In addition, the Company recognized $25,599 and $25,599 accretion expenses during the three and nine months ended December 31, 2023, related to the increase in present value of the loan over its term.

BIOTRICITY INC.
NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2023 (Unaudited)

(Expressed in US dollars)

Total interest expense on the above convertible notes, short-term loan and promissory notes was $284,898 and $69,930 for the three months ended December 31, 2023 and 2022, respectively, and $689,493 and $126,574 during the nine months ended December 31, 2023 and 2022, respectively.

Total accretion expenses on the above convertible notes, short-term loan and promissory notes were $370,755 and Nil for the three months ended December 31, 2023 and 2022, respectively, and $1,421,729 and Nil during the nine months ended December 31, 2023 and 2022, respectively.

5. CONVERTIBLE PROMISSORY NOTES AND SHORT TERM LOANS

	Fiscal Year
	2023	2022
	$	$
Balance, beginning of year	1,540,000	2,617,798
Conversion to common shares (Note 9)	(555,600)	(10,309,000)
Redemption of convertible notes	(126,680)	—
Convertible note extinguishment	(500,000)	—
New issuance of convertible note, net of discounts	2,335,243	—
New issuance of short-term loan and promissory notes, net of discounts	2,444,480	—
Repayment of short-term loans	(440,470)	—
Accretion and amortization of discounts	77,495	9,231,202
Balance, end of year	4,774,468	1,540,000

Interest expense on the above debt instruments was $111,040 and $546,878 for the years ended March 31, 2023 and 2022, respectively.

Series A Convertible Promissory Notes:

During the year ended March 31, 2021, the Company issued $11,275,500 (face value) in two series of convertible promissory notes (the “Series A Notes”) sold under subscription agreements to accredited investors. The Notes mature one year from the final closing date of the offering and accrue interest at 12% per annum.

For first series of Series A Notes, commencing six months following the Issuance Date, and at any time thereafter (provided the Holder has not received notice of the Company’s intent to prepay the note), at the sole election of the Holder, any amount of the outstanding principal and accrued interest of this note (the “Outstanding Balance”) could be converted into that number of shares of Common Stock equal to: (i) the Outstanding Balance divided by (ii) 75% of the volume weighted average price of the Common Stock for the 5 trading days prior to the Conversion Date (the conversion price).

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

For the first series of Series A Notes, the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion redeem the notes for 115% of their face value plus accrued interest.

For second series of Series A Notes, the notes could be converted into shares of common stock, at the option of the holder, commencing six months from issuance, at a conversion price equal to the lower of $4.00 per share or 75% of the volume weighted average price of the common stock for the five trading days prior to the conversion date

For the second series of Series A Notes, the notes would automatically convert into common stock (in each case, subject to the trading volume of the Company’s common stock being a minimum of $500,000 for each trading day in the 20 consecutive trading days immediately preceding the conversion date), upon the earlier to occur of (i) the Company’s common stock being listed on a national securities exchange, in which event the conversion price would be equal to the lower of $4.00 per share or 75% of the volume weighted average price of the common stock for the 20 trading days prior to the conversion date, or (ii) upon the closing of the Company’s next equity round of financing for gross proceeds of greater than $5,000,000, in which event the conversion price would be equal to the lower of $4.00 per share or 75% of the price per share of the common stock (or of the conversion price in the event of the sale of securities convertible into common stock) sold in such financing. The Company could, at its discretion redeem the notes for 115% of their face value plus accrued interest.

The Company was obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage. The warrants have a 3-year term from date of issuance and an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing.

The Company was obligated to pay the placement agent of the first series of Series A Notes a 12% cash fee for $8,925,500 (face value) of the notes and 2.5% cash fee and other sundry expenses for the remaining $2,350,000 (face value) of the notes.

Net proceeds to the Company from Series A Notes issuance up to March 31, 2021 amounted to $10,135,690 after payment of the relevant financing related fees.

The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 12% of funds raised for $8,925,550 (face value) of the notes (first series) and 2.5% of funds raised for the remaining $2,350,000 (face value) of notes (second series), with an exercise price that is 120% of the 20-day volume weighted average price of the Company’s common shares at the time final closing. On final closing, which occurred on January 8, 2021, the warrants’ exercise price was struck at $1.06 per share.

Prior to January 8, 2021 (final closing date), the Company determined that the conversion and redemption features contained in those Notes represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liabilities associated with the embedded conversion and redemption features.

For the Series A Notes, The Company recognized debt issuance costs in the amount of $2,301,854 and treated these as a deduction from the convertible note liabilities directly, as a contra-liability, and amortized the debt issuance cost over the term of the Notes. The Company also recognized initial debt discount in the amount of $8,088,003 and accreted the interest over the remaining lives of those Notes. The debt issuance costs were fully amortized as of March 31, 2022.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

On December 30, 2022, the Company exchanged $500,000 of Series A Notes along with its outstanding interest accrual of $121,500 into a new convertible note with the same note holder. The new convertible note has principal of $621,500, stated interest rate of 12% per annum, as well as option to convert outstanding principal and accrued interest at the conversion price, calculated at 75% multiplied by the average of the three lowest closing prices during the previous ten trading days prior to the receipt of the conversion notice. The new convertible note matures on December 30, 2023. The Company had concluded that this exchange transaction is an extinguishment of the original convertible note. Therefore, the Company recorded the new convertible note at fair value, which was its face value of $621,500 net of a discount of $64,636. The difference between the fair value of the original convertible note immediately prior to the extinguishment and the fair value of the new convertible note is $64,636. This amount was recorded as a gain upon debt extinguishment and was included in other income on the consolidated statements of operations and comprehensive loss. In addition, the Company had assessed fair value of the derivative liability associated with the conversion option on the original note immediately before the modification, as well as the fair value of the derivative liability associated with the new convertible note. The difference $14,083 was recognized as other expense [Note 8].

As of March 31, 2023, the remaining unamortized discount on Series A convertible notes was $49,393.

As of March 31, 2023, the Company recorded $74,912 of interest accruals for the Series A Notes. In connection with the foregoing, the Company relied upon the exemption from registration provided by Section 4(a)(2) under the Securities Act of 1933, as amended, for transactions not involving a public offering.

Series B Convertible Notes

In addition, during the year ended March 31, 2021, the Company also issued $1,312,500 (face value) of convertible promissory notes (“Series B Notes”) to various accredited investors.

Commencing six months following the issuance date, and at any time thereafter, subject to the Company’s Conversion Buyout clause, at the sole election of the holder, any amount of the outstanding principal and accrued interest of the note (the “outstanding balance”) could be converted into that number of shares of Common Stock equal to: (i) the outstanding balance divided by (ii) the Conversion Price. Partial conversions of the note shall have the effect of lowering the outstanding principal amount of the note. The holder may exercise such conversion right by providing written notice to the Company of such exercise in a form reasonably acceptable to the Company (a “conversion notice”). Conversion price means (subject in all cases to proportionate adjustment for stock splits, stock dividends, and similar transactions), seventy-five percent (75%) multiplied by the average of the three (3) lowest closing prices during the previous ten (10) trading days prior to the receipt of the conversion notice.

The Series B Notes will automatically convert into common stock upon a merger, consolidation, exchange of shares, recapitalization, reorganization, as a result of which the Company’s common stock shall be changed into another class or classes of stock of the Company or another entity, or in the case of the sale of all or substantially all of the assets of the Company other than a complete liquidation of the Company. Within the first 180 days after the issuance date, the Company may, at its discretion redeem the notes for 115% of their face value plus accrued interest. The Company is obligated to issue warrants that accompany the convertible notes and provide 50% warrant coverage. The warrants have a 3-year term from date of issuance and an exercise price that is $1.06 per share for 100,000 warrant shares and $1.5 per share for 212,500 warrant shares.

Net proceeds to the Company from convertible note issuances to March 31, 2021 amounted to $1,240,000 after the original issuance discount as well as payment of the financing related fees. The Company determined that the conversion and redemption features contained in the Series B Notes represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liability associated with the embedded conversion and redemption features.

The Company recognized debt issuance costs in the amount of $10,000 and treated these as a deduction from the convertible note liabilities directly, as a contra-liability, and amortized the debt issuance cost over the term of the Series B Notes. The Company recognized initial debt discount in the amount of $1,312,500 and accreted the interest over the remaining lives of those notes. The debt issuance costs were fully amortized as of March 31, 2022.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

During the year ended March 31, 2022, $472,500 (face value) of Series B Notes were converted into 207,516 common shares. As at March 31, 2022, $840,000 of Series B Notes remained unconverted and outstanding, which was equal to the face value of the relevant convertible notes.

During the year ended March 31, 2023, $555,600 (face value) of Series B Notes were converted into 761,038 common shares (Note 9 d).

During the year ended March 31, 2023, $126,680 (face value) of Series B Notes were redeemed by cash payment of $145,682. The redemption price was determined in accordance to the Series B note agreement, where the Company has an option to redeem the note at 115% of its principal value instead of converting the note upon receipt of a conversion notice. The difference between the redemption cash payment and the book value of the note redeemed, including the derivative liability associated to the note, was $24,408, and was recognized as a gain upon convertible note repayment.

As of March 31, 2023, the Company recorded accrued interest in the amount of $84,863 related to the Series B Notes. In connection with the foregoing, the Company relied upon the exemption from registration provided by Section 4(a)(2) under the Securities Act of 1933, as amended, for transactions not involving a public offering.

In total, as at March 31, 2023, the Company had issued $821,500 and $157,720 for Series A and Series B notes, respectively, out of which $200,000 and $157,720 for Series A and Series B notes remained outstanding beyond their contractual maturity date. These continued to accrue interest, and no repayment demand notification was received from noteholders, notwithstanding the fact that these noteholders have continued to convert portions of these notes subsequently; and it is management’s expectation that all of these notes will eventually convert. In connection with the foregoing, the Company relied upon the exemption from registration provided by Section 4(a)(2) under the Securities Act of 1933, as amended, for transactions not involving a public offering.

Series C Convertible Notes

During the three months ended March 31, 2023, the Company issued $590,000 (face value) in convertible promissory notes (the “Series C Notes”) sold under subscription agreements to accredited investors. The Notes mature one year from the final closing date of the offering and accrue interest at 15% per annum.

For Series C Notes, commencing six months following the Issuance Date, and at any time thereafter, at the sole election of the Holder, any amount of the outstanding principal and accrued interest of this note (the “Conversion Amount”) could be converted into that number of shares of Common Stock equal to: the Conversion Amount divided by the “Optional Conversion Price”, which is defined as lower of (i) seventy-five percent (75%) of the VWAP for the five (5) Trading Days prior to the Conversion Date, or (ii) eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing.

For Series C Notes, “Mandatory Conversion” of the notes would convert into common stock at the applicable “Mandatory Conversion Price”, if either (i) on each of any twenty (20) consecutive Trading Days (the “Measurement Period”) (A) the closing price of the Common Stock on the applicable Trading Market is at least $3.00 per share and (B) the dollar value of average daily trades of the Common Stock on the applicable Trading Market is at least $400,000 per Trading Day; or (ii) upon the closing of a Qualified Financing, provided that the dollar value of average daily trades of the Common Stock on the applicable National Exchange on each of the ten (10) consecutive Trading Days following such closing is at least $400,000 per Trading Day. Mandatory Conversion Price means, in the case of a Mandatory Conversion under situation (i) above, seventy percent (70%) of the VWAP over the Measurement Period, or in the case of a Mandatory Conversion under situation (ii) above, eighty percent (80%) of the gross sale price per share of Common Stock (or conversion or exercise price per share of Common Stock of any Common Stock Equivalents) sold in a Qualified Financing.

The Company was obligated to issue warrants that accompany the convertible notes and provide 100% warrant coverage. The warrants have a 4-year term from date of issuance and an exercise price that is 200% of the 5-day volume weighted average price of the Company’s common shares at the time final closing.

The Company was obligated to pay the placement agent of the first series of Series C Notes a 10% cash fee for the face value of the notes.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

The Company was also obligated to issue warrants to the placement agent that have a 10-year term and cover 8% of face value of the notes, with an exercise price that equals to the 5-day volume weighted average price of the Company’s common shares at the time final closing.

Net proceeds to the Company from Series C Notes issuance up to March 31, 2023 amounted to $501,000 after payment of the relevant financing related fees.

Prior to the final closing date, the Company determined that the conversion features contained in those Note, as well as the obligations to issue investor warrants and placement agent warrants represented a single compound derivative liability that meets the requirements for liability classification under ASC 815. The Company accounted for these obligations by determining the fair value of the related derivative liabilities associated with the embedded conversion features, as well as the obligations related to investor warrant and placement agent warrant issuance.

For the Series C Notes, The Company recognized debt issuance costs of $89,000 and treated these as debt discounts. The Company also recognized additional debt discount in the amount of $501,000 in connection with the recognition of derivative liabilities for the conversion features, investor warrants and placement agent warrants. The debt discounts are recorded as a contra liability against the convertible note, and are amortized and recognized as accretion expenses using the effective interest method over the remaining lives of the Notes. Since total debt discount amount cannot exceed total gross proceeds, the Company recognized $184,417 accretion expenses up front, which represents the amount of total derivative liabilities upon initial recognition of $685,417 less net proceeds of Series C Notes of $501,000.

As of March 31, 2023, the Company recorded accrued interest in the amount of $2,598 related to the Series C Notes.

As of March 31, 2023, the remaining unamortized discount on Series C convertible notes was $578,589.

Other Convertible Notes

On January 23, 2023, the Company issued $2,000,000 (face value) in convertible promissory notes (the “Other Convertible Notes”) to an accredited investor. The Notes mature 18 months from the issuance date. This note bears interest rate at a fixed rate of 10% in the form of stock with a striker price equal to the closing stock price on the note issuance date. Therefore, the Company issued 270,270 units of common stock in lieu of interest on this convertible note. These stocks were valued at $221,621 and was recognized as a deferred cost on the convertible note, recorded as a contra liability against the convertible note, and was amortized and recognized as accretion expense using the effective interest rate method over the remaining lives of the Other Convertible Notes.

The conversion of the Other Convertible Notes is automatic upon a Qualified Financing which is in the control of the Company, or at maturity of the notes, upon mutual agreement by the note holder and the Company. Since the conversion is not in control of the holder of the note, the Company did not recognize a derivative liability in connection with the conversion option of the Other Convertible Notes.

As of March 31, 2023, the remaining unamortized discount on Other Convertible Notes was $186,404.

Other Short-term loans and Promissory Notes

In December 2022, the Company entered into a short-term bridge loan agreement with a collateralized merchant finance company that advanced gross proceeds of $400,000, prior to the deduction of issuance costs in the amount of $9,999. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of the finance agreement is 40 weeks. The Company is required to make weekly payments of $13,995 ($560,000 in the aggregate). As of March 31, 2023, the amount of principal outstanding was $275,462. The remaining unamortized issuance cost discount was $6,142. The Company has an option to repay the loan earlier to receive a discount on total repayment. If the Company repays within 30 days, the total repayment is $512,000. If the Company repays within 60 days, the total repayment is $520,000. If the Company repays within 90 days, the total repayment is $528,000.

BIOTRICITY INC.

Notes to Consolidated Financial Statements

Years ended March 31, 2023 and 2022

(Expressed in US Dollars)

In December 2022, the Company also entered into a short term collateralized bridge loan agreement with a finance company that advanced gross proceeds of $800,000, prior to the deduction of issuance costs in the amount of $32,000. The issuance costs were recognized as a debt discount and amortized via the effective interest method. The term of this second agreement is 40 weeks. The Company is required to make weekly payments of $29,556 ($13,999 for the first four weeks, and $1,120,000 in the aggregate). As of March 31, 2023, the amount of principal outstanding under this agreement was $620,418 and the remaining unamortized issuance cost discount was $20,800. The Company has an option to repay the loan earlier and receive a discount on total repayment. The total repayment amount becomes $920,000 if repaid within 30 days, $944,000 if repaid within 60 days, $968,000 if repaid within 90 days, $1,000,000 if repaid within 120 days, and $1,088,000 if repaid within 150 days.

In December 2022, the Company entered into a promissory note agreement with an individual investor that resulted in gross proceeds of $600,000 (the “Principal Amount”). The note has a fixed rate of interest at 25% per annum payable monthly on the first day of every month. This promissory note matures on December 15, 2023, when the Principal Amount is due. The note has various default provisions which would, if triggered, result in the acceleration of the Principal Amount plus any accrued and unpaid interest. The note also has a 3% early payment penalty provision. As of March 31, 2023, the amount of principal outstanding on the note was $600,000, and accrued interest outstanding on the note was $12,312.

On December 30, 2022, the Company extinguished 306,604 warrants (Note 9f) that were originally issued to Series A Convertible Note holders, and replaced these warrants with a new promissory note issued to the same warrant holder. The new promissory note has principal balance of $270,000, stated interest of zero, and matures on June 30, 2023. The Company is obligated to repay 50% of the principal balance on March 31, 2023, and the rest of the promissory notes on the maturity date. The fair value of this new promissory note was $248,479 as of the issuance date, which was calculated using a discount rate that was comparable to other loan issuance at the same time as well as the market bond rates at the time of the promissory note issuance. The difference between the fair value of the new note and its principal balance was $21,521, and was recognized as a discount, and will be amortized via effective interest rate method. The Company compared the fair value of the extinguished warrants immediately prior to extinguishment against the fair value of the new promissory note issued. The difference between these fair values is $176,711, and was recognized as other expense on the income statement. As of March 31, 2023, the obligation to repay 50% of the principal balance was waived and amount of principal outstanding on the note was $270,000, and the remaining unamortized discount was $7,304.

On March 29, 2023, the Company entered into an additional collateralized bridge loan agreement with a finance company that advanced gross proceeds of $300,000, prior to the deduction of issuance costs in the amount of $12,000. The issuance costs were recognized as a debt discount and would be amortized via the effective interest method. The term of this agreement is 40 weeks. The Company is required to make weekly payments of $5,250 for the first four weeks, and $11,083 for the remaining 36 weeks, which is $420,000 in aggregate. As of March 31, 2023, the amount of principal outstanding under this agreement was $300,000 and the remaining unamortized issuance cost discount was $12,000. The Company has an option to repay the loan earlier and receive a discount on total repayment. The total repayment amount becomes $345,000 if repaid within 30 days, $354,000 if repaid within 60 days, $363,000 if repaid within 90 days and $375,000 if repaid within 120 days.